UNITED STATES OF AMERICA
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  3/31/01

Check here if Amendment [ ]; Amendment Number: ___
  This Amendment (Check only one.): [ ] is a restatement.
  							 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Bramwell Capital Management, Inc.
Address:	745 Fifth Avenue, 16th Floor
		New York, NY 10051

Form 13 F File Number:  28-5934

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Mary F. McCollum__________________________
Title:	Executive Vice President__________________
Phone:	212-308-1296______________________________
Signature, Place, and Date of Signing:

	_Mary F. McCollum		  ___New York, New York 	 __04/19/01_
	      [Signature]	           [City, State]		  [Date]

Report Type (Check only one.):

[ ]	13F HOLDINGS REPORT
[ ]	13F NOTICE.
[X]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

28-5114 Davis Selected Advisors, LP

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		NONE

Form 13F Information Table Entry Total: 	70

Form 13F Table Value Total:			489,745


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FORM 13F INFORMATION TABLE









VALUE
SHARES/
SH
/
PUT/
INVSTMT
OTHER

VOTING AUTHORITY

NAME OF ISSUER
TITLE OF CLASS
CUSIP
X1000
PRN AMT
PR
N
CALL
DSCRETN
MANAG
ERS
SOLE
SHARED
NONE












AOL Time Warner Inc
COM
00184A105
7,199
179,300
SH

SOLE

94,000

85,300
Agency.com
COM
008447104
41
30,000
SH

SOLE

30,000

0
Alcoa Inc
COM
013817101
2,103
58,500
SH

SOLE

21,100

37,400
American Express
Company
COM
025816109
3,453
83,600
SH

SOLE

32,500

51,100
American Intl Group,
COM
026874107
6,155
76,454
SH

SOLE

33,537

42,917
Amgen Inc.
COM
031162100
9,106
151,300
SH

SOLE

92,000

59,300
Arch Coal Inc.
COM
039380100
1,799
60,000
SH

SOLE

30,800

29,200
Automatic Data Proc Inc
COM
053015103
13,704
252,000
SH

SOLE

156,800

95,200
Bank New York Inc.
COM
064057102
12,285
249,500
SH

SOLE

157,800

91,700
Blackrock, Inc.
COM
09247X101
3,215
89,300
SH

SOLE

53,700

35,600
Calpine Corp.
COM
131347106
14,599
265,100
SH

SOLE

165,600

99,500
Cardinal Health, Inc.
COM
14149Y108
18,574
191,980
SH

SOLE

114,500

77,480
Charles Schwab Corp
COM
808513105
3,149
204,225
SH

SOLE

134,100

70,125
Cheesecake Factory
COM
163072101
2,036
55,300
SH

SOLE

47,000

8,300
Citigroup
COM
172967101
10,999
244,529
SH

SOLE

152,665

91,864
Clear Channel Comm
COM
184502102
102
1,880
SH

SOLE

1,880

0
Colgate-Palmolive Co
COM
194162103
7,145
129,300
SH

SOLE

78,000

51,300
Computer Sciences Corp
COM
205363104
3,216
99,398
SH

SOLE

54,658

44,740
Costco Wholesale Corp
COM
22160K105
5,503
140,200
SH

SOLE

68,300

71,900
DST Systems Inc
COM
233326107
12,838
266,400
SH

SOLE

157,000

109,400
Dell Computer Corp
COM
247025109
2,286
89,000
SH

SOLE

48,000

41,000
Diamond Offshore
Drilling Inc
COM
25271C102
5,674
144,200
SH

SOLE

90,700

53,500
Duke Energy Corp
COM
264399106
7,501
175,500
SH

SOLE

107,800

67,700
EMC Corp
COM
268648102
4,010
136,400
SH

SOLE

83,400

53,000
El Paso Corp
COM
28336L109
9,775
149,700
SH

SOLE

90,700

59,000
Electronic Data Sys
Corp
COM
285661104
4,486
80,300
SH

SOLE

43,300

37,000
Emerson Electric Co
COM
291011104
14,068
226,900
SH

SOLE

141,700

85,200
Enron Corp.
COM
293561106
9,168
157,800
SH

SOLE

94,000

63,800
Estee Lauder Cos
COM
518439104
2,404
66,000
SH

SOLE

27,500

38,500
Genentech, Inc.
COM
368710406
7,242
143,400
SH

SOLE

82,800

60,600
General Electric Co
COM
369604103
11,968
285,900
SH

SOLE

176,000

109,900
Grupo Televisa
ADS
40049J206
2,529
75,700
SH

SOLE

28,700

47,000
Home Depot, Inc
COM
437076102
13,025
302,200
SH

SOLE

194,900

107,300
Human Genome Sciences
COM
444903108
1,136
24,700
SH

SOLE

11,900

12,800
Intl Business Mach
COM
459200101
5,290
55,000
SH

SOLE

28,200

26,800
JP Morgan Chase & Co
COM
46625H100
6,829
152,100
SH

SOLE

84,500

67,600
Johnson & Johnson
COM
478160104
8,073
92,300
SH

SOLE

55,000

37,300
Kansas City Southern
Inds
COM
485170302
2,467
173,750
SH

SOLE

102,800

70,950
Kohl's Corp
COM
500255104
15,645
253,600
SH

SOLE

162,000

91,600
Lending Tree, Inc.
COM
52602Q105
71
20,000
SH

SOLE

20,000

0
McData Corp
COM
580031201
359
19,014
SH

SOLE

11,066

7,948
Medtronic, Inc.
COM
585055106
7,259
158,700
SH

SOLE

92,300

66,400
Mellon Financial Corp.
COM
58551A108
4,895
120,800
SH

SOLE

67,500

53,300
Merrill Lynch & Co.,
Inc.
COM
590188108
3,523
63,600
SH

SOLE

34,500

29,100
Microsoft Corp
COM
594918104
10,828
198,000
SH

SOLE

114,100

83,900
Minnesota Mining & Mfg
COM
604059105
13,949
134,250
SH

SOLE

81,500

52,750
Molex Inc
CL A
608554200
11,384
409,304
SH

SOLE

258,713

150,591
Nabors Inds Inc.
COM
629568106
9,772
188,500
SH

SOLE

118,000

70,500
National-Oilwell Inc.
COM
637071101
450
13,000
SH

SOLE

11,500

1,500
Northern Trust Co
COM
665859104
7,906
126,500
SH

SOLE

84,000

42,500
OM Group, Inc.
COM
670872100
6,622
124,350
SH

SOLE

82,800

41,550
On AssignmentInc
COM
682159108
5,607
268,600
SH

SOLE

199,600

69,000
Paychex, Inc.
COM
704326107
6,816
183,899
SH

SOLE

108,775

75,124
Pfizer, Inc.
COM
717081103
15,479
378,000
SH

SOLE

233,000

145,000
Phillips Petroleum Co
COM
718507106
2,857
51,900
SH

SOLE

18,900

33,000
Precision Drilling Corp
COM
74022d100
517
14,500
SH

SOLE

12,000

2,500
Robert Half Intl Inc
COM
770323103
4,935
220,800
SH

SOLE

137,100

83,700
Royal Dutch Pete Co
COM
780257804
4,671
84,250
SH

SOLE

40,000

44,250
Santa Fe Intl Corp.
COM
G7805C108
9,019
277,500
SH

SOLE

172,300

105,200
State Street Boston
Corp
COM
857477103
4,875
52,200
SH

SOLE

29,700

22,500
Stilwell Financial Inc.
COM
860831106
5,498
205,000
SH

SOLE

124,100

80,900
Talbots, Inc
COM
874161102
3,819
89,900
SH

SOLE

48,500

41,400
Tiffany & Co.
COM
886547108
12,369
453,900
SH

SOLE

277,400

176,500
Transocean Sedco Forex
Co
COM
G90078109
10,734
247,609
SH

SOLE

144,308

103,301
UTStarcom, Inc
COM
918076100
818
49,200
SH

SOLE

18,300

30,900
Univision Comms Inc.
COM
914906102
3,324
87,100
SH

SOLE

40,000

47,100
Viacom, Inc
CL B VTG
925524308
4,473
101,736
SH

SOLE

46,342

55,394
Wal-Mart Stores, Inc.
COM
931142103
13,433
266,000
SH

SOLE

157,000

109,000
Walgreen Co
COM
931422109
19,703
482,920
SH

SOLE

339,100

143,820
Williams Cos
COM
969457100
12,984
303,000
SH

SOLE

189,300

113,700


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